Maturity [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
iShares iBonds Oct 2029 Term TIPS ETF | iShares iBonds Oct 2029 Term TIPS ETF
Prospectus [Line Items]
Annual Return [Percent]	7.32%	3.17%